UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/04

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-06231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

                  /s/ Pamela K. Hagenah
                  --------------------------------------------------------------
                  Pamela K. Hagenah    Menlo Park, California   Feb. 14, 2005
                  [Signature]          [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             36

Form 13F Information Table Value Total:                       $398,273
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                    FORM 13F
          NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT V, LLC
                                 as of 12/31/04

                                TITLE OF              VALUE     SHARES/       SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS    CUSIP    (X$1000)    PRN AMT       PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
----------------------          ------------------ ----------- ----------     ---  ----  ------- --------  --------  ------   ----
ADVANCED MEDICAL OPTICS INC.   COMM STK    00763M108    5,760     140,000    SH           SOLE               140,000     0      0
AKAMAI TECH. INC.              COMM STK    00971T101    5,212     400,000    SH           SOLE               400,000     0      0
ALTERA CORPORATION             COMM STK    021441100    7,245     350,000    SH           SOLE               350,000     0      0
ALTIRIS INC.                   COMM STK    02148M100   14,526     410,000    SH           SOLE               410,000     0      0
ASK JEEVES INC.                COMM STK    045174109    9,363     350,000    SH           SOLE               350,000     0      0
AVOCENT CORPORATION            COMM STK    053893103   20,305     500,000    SH           SOLE               500,000     0      0
BROADCOM CORPORATION           COMM STK    111320107    4,842     150,000    SH           SOLE               150,000     0      0
CITRIX SYSTEMS, INC.           COMM STK    177376100   20,791     850,000    SH           SOLE               850,000     0      0
COGNIZANT TECH SOLUTIONS       COMM STK    192446102   10,583     250,000    SH           SOLE               250,000     0      0
CONOR MEDSYSTEMS INC.          COMM STK    208264101    1,565     113,000    SH           SOLE               113,000     0      0
DOUBLECLICK INC.               COMM STK    258609304    4,668     600,000    SH           SOLE               600,000     0      0
EBAY INC.                      COMM STK    278642103    5,817      50,000    SH           SOLE                50,000     0      0
GUIDANT CORPORATION            COMM STK    401698105    9,373     130,000    SH           SOLE               130,000     0      0
MCAFEE INC.                    COMM STK    579064106   23,144     800,000    SH           SOLE               800,000     0      0
MEDIMMUNE INC.                 COMM STK    584699102   13,555     500,000    SH           SOLE               500,000     0      0
NATIONAL SEMICONDUCTOR         COMM STK    637640103    9,873     550,000    SH           SOLE               550,000     0      0
NEUROMETRIX, INC.              COMM STK    641255104    3,422     291,200    SH           SOLE               291,200     0      0
NUVASIVE INC.                  COMM STK    670704105    4,595     448,300    SH           SOLE               448,300     0      0
OPENWAVE SYSTEMS INC.          COMM STK    683718308   15,460   1,000,000    SH           SOLE             1,000,000     0      0
POLYCOM INC.                   COMM STK    73172K104   11,660     500,000    SH           SOLE               500,000     0      0
POWERDSINE LTD.                COMM STK    M41415106    6,855     500,000    SH           SOLE               500,000     0      0
PROTALEX INC.                  COMM STK    99DT999A6    3,000   1,250,000    SH           SOLE             1,250,000     0      0
QUALCOMM INC.                  COMM STK    747525103   21,200     500,000    SH           SOLE               500,000     0      0
RSA SECURITY INC.              COMM STK    749719100   10,030     500,000    SH           SOLE               500,000     0      0
SIRF TECHNOLOGY HOLDINGS INC.  COMM STK    82967H101    6,360     500,000    SH           SOLE               500,000     0      0
SONUS NETWORKS INC.            COMM STK    835916107    2,980     520,000    SH           SOLE               520,000     0      0
SYMANTEC CORPORATION           COMM STK    871503108   20,608     800,000    SH           SOLE               800,000     0      0
TAIWAN SEMICONDUCTOR MFG. LTD. SPNSRD ADR  874039100   10,188   1,200,000    SH           SOLE             1,200,000     0      0
TEVA PHARMACEUTICALS           COMM STK    881624209    4,852     162,500    SH           SOLE               162,500     0      0
TEXAS INSTRUMENTS INC.         COMM STK    882508104    8,986     365,000    SH           SOLE               365,000     0      0
UNITED MICROELECTRONICS CORP   SPNSRD ADR  910873207    8,825   2,500,000    SH           SOLE             2,500,000     0      0
VERISIGN INC.                  COMM STK    92343E102   40,320   1,200,000    SH           SOLE             1,200,000     0      0
VERTRUE INC.                   COMM STK    92534N101   16,052     425,000    SH           SOLE               425,000     0      0
WEBEX COMMUNICATIONS INC.      COMM STK    94767L109   17,835     750,000    SH           SOLE               750,000     0      0
XILINX                         COMM STK    983919101    7,121     240,000    SH           SOLE               240,000     0      0
YAHOO!                         COMM STK    984332106   11,304     300,000    SH           SOLE               300,000     0      0
                                                      -----------

GRAND TOTAL                                          $398,273
